Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock LifePath ESG Index Retirement Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	12.41%	6.85%	11.87%	(15.36%)	7.64%